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                    COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                     REGISTRATION NOS. 333-40265; 811-08481

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


                  The undersigned hereby certifies on behalf of Columbia Funds Variable Insurance Trust I (formerly known as Nations Separate Account Trust) (the "Trust") that the forms of Prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 20, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on April 28, 2006.

                  IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of May, 2006.


                                                    COLUMBIA FUNDS VARIABLE
                                                    INSURANCE TRUST I


                                                    /s/ James R. Bordewick, Jr.
                                                    ----------------------------

                                                    James R. Bordewick, Jr.
                                                    Secretary